Matthews Emerging Markets Small Companies Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 101.3%
	Shares	Value
China/Hong Kong: 27.1%
Full Truck Alliance Co., Ltd. ADR	3,154,560	$28,422,586
Legend Biotech Corp. ADR[b]	537,940	26,213,816
Flat Glass Group Co., Ltd. H Shares	10,215,000	16,951,460
Silergy Corp.	1,078,000	15,875,721
Airtac International Group	454,431	13,015,388
Zhihu, Inc. ADR[b]	3,084,235	11,874,305
Tongcheng Travel Holdings, Ltd.[c]	4,330,400	10,874,363
Xtep International Holdings, Ltd.	13,755,000	10,507,593
Medlive Technology Co., Ltd.[c,d]	8,879,500	10,469,865
Beijing Capital International Airport Co., Ltd. H Shares[b]	24,650,000	9,109,235
Ever Sunshine Services Group, Ltd.[c]	25,366,000	8,057,362
Proya Cosmetics Co., Ltd. A Shares	511,156	7,978,591
Hongfa Technology Co., Ltd. A Shares	1,271,300	5,838,882
Ginlong Technologies Co., Ltd. A Shares	485,706	5,693,185
Centre Testing International Group Co., Ltd. A Shares	2,655,138	5,615,641
Ginlong Technologies Co., Ltd. A Shares	247,310	2,902,704
Innovent Biologics, Inc.[b,c,d]	427,000	2,560,889
Centre Testing International Group Co., Ltd. A Shares	839,174	1,777,229
AK Medical Holdings, Ltd.[c,d]	2,554,000	1,724,821
SITC International Holdings Co., Ltd.	540,000	1,448,467
Hainan Meilan International Airport Co., Ltd. H Shares[b]	1,105,000	1,243,812
Total China/Hong Kong		198,155,915

India: 25.0%
Shriram Finance, Ltd.	982,866	42,024,504
Bandhan Bank, Ltd.[c,d]	17,300,264	41,069,571
Phoenix Mills, Ltd.	886,564	19,503,551
Inox Wind, Ltd.[b]	5,810,757	16,535,966
Finolex Cables, Ltd.	737,083	12,412,956
Radico Khaitan, Ltd.	466,204	11,374,521
Cartrade Tech, Ltd.[b]	945,283	10,865,606
UNO Minda, Ltd.	721,048	9,467,336
Barbeque Nation Hospitality, Ltd.[b]	859,327	6,590,186
Rainbow Children’s Medicare, Ltd.	369,126	6,166,030
Ola Electric Mobility, Ltd.[b]	2,898,675	3,445,844
Shankara Building Products, Ltd.	371,919	2,334,626
Hindware Home Innovation, Ltd.	122,325	472,552
Total India		182,263,249

Taiwan: 11.6%
M31 Technology Corp.	581,057	15,029,665
Poya International Co., Ltd.	651,891	10,885,080
Andes Technology Corp.[b]	859,000	10,168,197
AURAS Technology Co., Ltd.	430,000	9,142,840
Elite Material Co., Ltd.	633,000	8,937,089
Gold Circuit Electronics, Ltd.	1,303,000	8,119,715
Yageo Corp.	327,533	6,447,489
Wiwynn Corp.	118,000	6,395,636
ASPEED Technology, Inc.	45,000	6,085,060
AP Memory Technology Corp.	398,000	3,809,738
Total Taiwan		85,020,509

South Korea: 8.7%
Hugel, Inc.[b]	133,253	24,342,393
Eugene Technology Co., Ltd.	463,484	13,471,673

	Shares	Value
Advanced Nano Products Co., Ltd.	97,625	$7,013,688
C&C International Co., Ltd.[b]	77,639	5,601,561
BGF Retail Co., Ltd.	55,005	4,805,886
Ecopro BM Co., Ltd.[b]	29,222	4,097,535
Solus Advanced Materials Co., Ltd.	419,947	4,026,007
Total South Korea		63,358,743

Brazil: 7.7%
Grupo SBF SA	6,807,100	20,617,352
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	11,165,000	13,547,121
YDUQS Participacoes SA	6,885,100	11,614,823
Vivara Participacoes SA	2,063,300	10,199,656
Total Brazil		55,978,952

Vietnam: 5.1%
Military Commercial Joint Stock Bank	11,314,480	11,834,467
Mobile World Investment Corp.	4,077,114	11,283,018
FPT Corp.	1,818,756	9,957,800
Nam Long Investment Corp.	2,312,432	3,913,183
Total Vietnam		36,988,468

South Africa: 3.2%
We Buy Cars Pty, Ltd.[b]	6,400,945	10,936,530
Old Mutual, Ltd.	12,932,543	10,254,715
Transaction Capital, Ltd.[b]	13,068,426	2,216,205
Total South Africa		23,407,450

Philippines: 2.7%
GT Capital Holdings, Inc.	1,047,370	13,644,220
Security Bank Corp.	3,519,080	6,025,531
Total Philippines		19,669,751

Chile: 2.3%
Parque Arauco SA	4,220,597	7,434,033
Lundin Mining Corp.	436,700	4,575,429
Banco de Credito e Inversiones SA	78,173	2,433,073
Aguas Andinas SA Class A	7,848,619	2,426,238
Total Chile		16,868,773

Saudi Arabia: 2.1%
Saudi Tadawul Group Holding Co.	175,018	10,599,882
Seera Group Holding[b]	757,769	4,846,725
Total Saudi Arabia		15,446,607

Indonesia: 1.8%
PT Mitra Adiperkasa Tbk	78,548,300	9,151,314
PT Summarecon Agung Tbk	87,149,316	3,994,786
Total Indonesia		13,146,100

Poland: 1.8%
InPost SAb	684,732	12,927,832
Total Poland		12,927,832

Turkey: 1.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	3,159,145	7,200,975
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Matthews Emerging Markets Small Companies Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Ford Otomotiv Sanayi AS	37,049	$994,546
Total Turkey		8,195,521

Thailand: 0.6%
Siam Wellness Group Public Co., Ltd. F Shares	20,576,700	4,693,099
Total Thailand		4,693,099

Bangladesh: 0.5%
BRAC Bank PLC	8,541,386	3,860,148
Total Bangladesh		3,860,148

Russia: 0.0%
Moscow Exchange MICEX-RTS PJSC[e]	2,101,250	22,594
Total Russia		22,594

TOTAL COMMON EQUITIES		740,003,711
(Cost $625,612,099)
PREFERRED EQUITIES: 1.2%
Brazil: 1.2%
Banco Pan SA, Pfd.	4,961,300	9,152,682
Total Brazil		9,152,682

TOTAL PREFERRED EQUITIES		9,152,682
(Cost $6,988,332)

Total Investments: 102.5%		749,156,393
(Cost $632,600,431)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (2.5%)		(18,581,218)
Net Assets: 100.0%		$730,575,175

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $55,825,146, which is 7.64% of net assets.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $22,594 and 0.00% of net assets.
ADR	American Depositary Receipt
Pfd.	Preferred
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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